Acquisition of Bao Li Gaming Promotion Limited	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]
Note 11—Acquisition of Bao Li Gaming Promotion Limited

On September 12, 2012, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Bao Li Purchase Agreement”) with Mr. Lou  and Mr. Lei (together, the “Bao Li Seller”), to acquire the right to 100% of the profit derived by Bao Li Gaming, effective September 1, 2012, from the promotion of the VIP gaming room at the City of Dreams Hotel and Casino in Macau for an aggregate amount of $15,000,000, of which $7,500,000 was paid upon the satisfaction of all conditions to closing and $7,500,000 paid at the closing (the “Purchase Price”). Additionally, the Company reimbursed the Seller approximately $146,026 for cash and incentive receivables acquired.

For purposes of the Bao Li Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Bao Li Seller’s network of junket agents purchases from Bao Li Gaming’s and the Company’s VIP gaming rooms attributable to the Bao Li Seller’s network of junket agents at Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”).  For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares.  The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Additionally, Mr. Lou and Mr. Lei have agreed to provide personal guarantees, through December 31, 2015 providing for the guaranty of all obligations of Bao Li Gaming and the Seller pursuant to the Bao Li Purchase Agreement, including, but not limited to any bad debts the Bao Li Seller network of junket agents may have incurred or may incur in the future.

As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $33,027,050 and $32,294,981 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at December 31, 2013 and December 31, 2012, respectively. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the rolling chip turnover expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. Actual achievement of rolling chip turnover targets for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the years ended December 31, 2013 and 2012, the Company recognized a loss of $13,744,041 and a gain of $554,403, respectively, due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

Bao Li achieved the minimum rolling chip target for 2013 in May of 2013. As a result the Company paid the Bao Li Seller $13,000,000 in August 2013 and will issue 625,000 Ordinary Shares in the second quarter of 2014. Additionally, Bao Li reached the incremental earn out rolling chip target for 2013 and will be paid an additional $13,000,000 and will be issued an additional 625,000 Ordinary Shares in the second quarter of 2014.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of September 12, 2012	$32,861,094
Change in Fair Value of Contingent Consideration	(554,403)
Foreign Currency Translation Adjustment	(11,710)
Contingent Consideration as of December 31, 2012	$32,294,981
Payment	(13,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	13,744,041
Foreign Currency Translation Adjustment	(11,972)
Contingent Consideration Payable as of December 31, 2013	$33,027,050

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the City of Dreams Hotel and Casino in Macau. Additional factors include the synergies between the operations of Bao Li Gaming and the operations of Sang Heng, Sang Lung, King’s Gaming and Oriental VIP Room, including the expanded network of junket agents and the ability to offer higher tier VIP players the opportunity to play at another high end luxury Cotai location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2014	$16,837,500
2015	16,189,550
$33,027,050

The operations of Bao Li Gaming acquired assets have been included in the results of operations of the Company from September 1, 2012, the date for such inclusion per the acquisition agreement dated September 5, 2012. The acquisition has been accounted for using the acquisition method of accounting and accordingly, the aggregate consideration has been allocated based on estimated fair values as of the acquisition date.

Management determined that the acquisition of the operations of Bao Li from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau would allow the Company to rapidly expand its operations and network of junket agents and appeal to a wider number of players which may increase revenues at the Company's other VIP gaming rooms.

The following is a summary of revenues, expenses and net income of Bao Li since the effective acquisition date (September 1, 2012) included in the consolidated results of operations for the Company during the year ended December 31, 2012:

Revenues	$10,267,456
Expenses	6,343,591
Net Income Attributable To Bao Li	$3,923,865

Transaction costs for the acquisition of Bao Li Gaming charged to operations for the year ended December 31, 2012 were $251,386.

The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Bao Li occurred on January 1 of each of the years presented.

	Pro Forma Consolidated For the Year Ended December 31, 2012	Pro Forma Consolidated For the Year Ended December 31, 2011
Revenue	$245,660,873	$268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$68,688,377	$77,606,097
Pro Forma Net Income Per Share
Basic	$1.50	$1.92
Diluted	$1.50	$1.86
Weighted average shares outstanding
Basic	45,752,743	40,398,512
Diluted	45,752,922	41,825,173

The pro forma summary information presented above reflects additional amortization expense of $3,125,472 and $4,688,208 for the years ended December 31, 2012 and 2011, respectively, as well as additional salaries expenses pursuant to the employment agreements of $216,000 and $324,000 for the years ended December 31, 2012 and 2011, respectively. Bao Li commenced operations during the year ended December 31, 2011.